Risk management - Regulatory capital alternative standard (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Eligible Capital
Common Equity Tier 1	€ 72,402	€ 69,399	€ 70,497
CAPITAL	8,670	8,670	8,309	€ 8,118
(-) Treasury shares and own shares financed	(966)	(126)	(63)
Share premium	47,979	52,013	52,446
Reserves	58,157	64,766	57,368
Other retained earnings	(34,784)	(34,937)	(22,933)
Minority interests	6,736	6,669	6,441
Profit net of dividends	6,394	(9,249)	3,092
Deductions	(19,784)	(18,407)	(34,163)
Goodwill and intangible assets	(16,064)	(15,711)	(28,478)
Others	(3,720)	(2,696)	(5,685)
Additional Tier I	10,050	9,102	9,039
Eligible instruments AT1	10,102	8,854	9,209
T1 excesses - subsidiaries	(52)	248	(170)
Residual value of intangibles	0	0	0
Deductions	0	0	0
Tier II	14,865	12,514	11,531
Eligible instruments AT2	15,424	13,351	12,360
Gen. Funds and surplus loans loss prov. IRB	75	0	0
T2 excesses - subsidiaries	(634)	(837)	(829)
Deductions	0	0	0
TOTAL ELIGIBLE CAPITAL	€ 97,317	€ 91,015	€ 91,067